Debt (Details) - USD ($) $ in Thousands		1 Months Ended										3 Months Ended	12 Months Ended
	Aug. 27, 2021	Sep. 27, 2022	Sep. 30, 2021	Jun. 30, 2021	Jan. 31, 2021	Aug. 31, 2020	Jul. 31, 2020	Apr. 30, 2020	Jan. 31, 2019	Sep. 30, 2018	Mar. 31, 2018	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Sep. 22, 2021	Apr. 30, 2018	Aug. 31, 2016
Debt (Details) [Line Items]
Total interest rate											14.00%
Borrowed credit facilities											$ 22,000
Aggregate principal amount outstanding						$ 11,500			$ 11,000			$ 24,000
Bank loan interest							6.75%
Loan interest rate								12.00%
Maturity date								May 01, 2023
Aggregate principal amount							$ 20,000
Repaid the original principal balance	$ 5,000
Principal balance													$ 24,028
Term loan							$ 5,000
Line of credit facility, description							The revolving line bears interest at the greater of (i) Wall Street Journal Prime Rate plus 2.25% and (ii) 6.50%. As of December 31, 2021, the revolving line interest rate was 6.5%. The revolving line matures on May 1, 2022. The term loan bears interest at the greater of (i) Wall Street Journal Prime Rate plus 3.25% and (ii) 7.50%. As of December 31, 2021, the term loan interest rate was 7.5%. Interest only on the term loan was payable until September 1, 2021, and thereafter outstanding principal is payable in thirty-nine equal instalments through the facility maturity date of May 1, 2024.
Warrants received (in Shares)							12,792
Company sold to a third-party lender														$ 10,000
Third-party lender percentage														3.00%
Third-party lenders, description					In January 2021, the Company sold to third-party lenders $36,750 of 3% subordinated convertible notes as part of the same series of notes issued in December 2020 maturing on July 31, 2021 (collectively, the “Subordinated Convertible Notes”), the proceeds of which were used to conduct its business.
Total shares (in Shares)															10,068,133
Convertible notes															$ 92,627
Credit and security agreement																	$ 50,000
Borrowings under the agreement												$ 70,000					$ 500,000
Granted warrants percentage													2.50%
Warrants outstanding (in Shares)													255,402
Finance receivables													$ 61,732
Debt maturities principal													35,000
Debt maturities principal													8,333
Debt maturities principal													695
Debt maturities principal													146,000
Monroe term loans description												In March 2022, the Company entered into a credit agreement (the “Monroe Credit Agreement”) with certain financial institutions from time to time party thereto, as lenders, and Monroe Capital Management Advisors, LLC, as administrative agent and lead arranger (“Monroe Capital”). The Monroe Credit Agreement provides for the following:• $70,000 aggregate principal amount of term loans (the “Term A-1 Loans”), available to be drawn at the closing date;• $20,000 aggregate principal amount of term loans (the “Term A-2 Loans”), as described further below;• $20,000 aggregate principal amount of delayed draw term loans (the “Term B Loans”), which are available to be drawn for a period of 18-months following the closing date, subject to certain conditions set forth in the Monroe Credit Agreement; and• subject to certain conditions set forth in the Monroe Credit Agreement, the ability to incur incremental commitments of up to $60,000 million aggregate principal amount of Term A-1 Loans or Term B Loans (the “Incremental Term Loans”; the Term A-1 Loans, the Term A-2 Loans, the Term B Loans and, if applicable, the Incremental Term Loans, collectively, the “Monroe Term Loans”).
Debt description												The Term A-1 Loans and Term B Loans bear annual interest, payable monthly, at a floating rate measured by reference to, at the Company’s option, either (a) a base rate then in effect (equal to the greater of (i) the federal funds rate plus 0.50%, (ii) the prime rate, (iii) 2.00% and (iv) an adjusted one-month Secured Overnight Financing Rate (“SOFR”) (subject to a floor of 1.00%) plus 1.00%) plus an applicable margin ranging from 6.00% to 8.25% per annum, depending on whether the “EBITDA Trigger Date” has occurred, the Company’s “Enterprise Value” and, once the EBITDA Trigger Date has occurred, its “Total Debt to EBITDA Ratio” (as such terms are defined in the Monroe Credit Agreement) or (b) an adjusted one-month or three-month SOFR (subject to a floor of 1.00%) plus an applicable margin ranging from 7.00% to 9.25% per annum, depending on whether the EBITDA Trigger Date has occurred, the Company’s Enterprise Value and, once the EBITDA Trigger Date has occurred, its Total Debt to EBITDA Ratio. The Term A-2 Loans bear annual interest, payable monthly, at the greater of (i) 12% and (ii) a floating rate measured by reference to the prime rate plus 5.75% per annum, subject to a cap of 15%. The interest rate as of March 31, 2022 on the Term A-1 Loans and Term A-2 Loans was 9.50% and 12.00%, respectively.
Net cash proceeds percentage												100.00%
Equity and debt offerings percentage												100.00%
Minimum [Member]
Debt (Details) [Line Items]
Total credit facility																$ 20,000
Extraordinary cash receipts percentage												0.00%
Principal amount percentage												0.00%
Maximum [Member]
Debt (Details) [Line Items]
Total credit facility											$ 27,000
Extraordinary cash receipts percentage												50.00%
Principal amount percentage												3.00%
Paycheck Protection Program [Member]
Debt (Details) [Line Items]
Borrowings under the agreement								$ 3,207
Outstanding balance of the PPP loan				$ 3,207
ROAR 1 SPV Finance LLC [Member]
Debt (Details) [Line Items]
Credit agreement			$ 100,000									$ 730
Maximum borrowings under the agreement			$ 200,000
Bears interest rate			12.50%
Maturity date			2025-03
Outstanding principal balance													78,000
ROAR 2 SPV Finance LLC [Member]
Debt (Details) [Line Items]
Credit agreement													125,000
Maximum borrowings under the agreement													$ 300,000
Bears interest rate													12.50%
Maturity date													2025-12
Outstanding principal balance													$ 68,000
Finance receivables													48,145
6.75% Bank Loan [Member]
Debt (Details) [Line Items]
Bank loan interest		6.75%								6.75%				6.75%
Bank loan										$ 20,000
Second Lien Loan [Member]
Debt (Details) [Line Items]
Aggregate principal amount outstanding												$ 20,000
Initial principal balance								$ 5,000
Lien Loan bears interest								12.00%
Prime rate interest								5.75%
Interest not to exceed								15.00%
Aggregate principal amount	$ 25,000
Principal balance													$ 20,000
First Lien Loan [Member]
Debt (Details) [Line Items]
Bank for loan facility							$ 25,000